Label	Element	Value
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The following replaces the third paragraph of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy":

The fund is not required to maintain exposure to any particular asset class and BNYM Investment Adviser determines whether to invest in a particular asset class and whether to invest directly in securities or through an underlying fund, and sets the target allocations. The asset classes and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the asset classes, and the underlying funds selected by BNYM Investment Adviser as fund investment options as of the date of this prospectus were as follows:

The following information replaces certain information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Income Stock Fund BNY Mellon Appreciation Fund, Inc. BNY Mellon Research Growth Fund, Inc. BNY Mellon Dynamic Value Fund	24%	20% to 45%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small Cap Multi-Strategy Fund BNY Mellon US Small Cap Core Equity ETF BNY Mellon Select Managers Small Cap Value Fund* BNY Mellon Select Managers Small Cap Growth Fund*	11%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund BNY Mellon International Equity Fund BNY Mellon Global Stock Fund BNY Mellon International Stock Fund	12%	5% to 20%

Asset Class	Target	Range
BNY Mellon Developed Markets Real Estate Securities Fund
Emerging Markets Equities BNY Mellon Emerging Markets Fund	5%	0% to 20%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund BNY Mellon Corporate Bond Fund Unaffiliated Investment Company	27%	20% to 55%
High Yield Bonds BNY Mellon High Yield Fund BNY Mellon Floating Rate Income Fund	3%	0% to 10%
Emerging Markets Debt Unaffiliated Investment Company	0%	0% to 10%
Diversifying Strategies BNY Mellon Dynamic Total Return Fund Unaffiliated Investment Companies	17%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%

* BNY Mellon Select Managers Small Cap Value Fund and BNY Mellon Select Managers Small Cap Growth Fund each will be removed as an underlying fund investment option for the Fund upon the liquidation of each such fund.